Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.25 per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	13.39
Maximum Aggregate Offering Price	$ 669,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 58,246.50
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), also covered are any additional subject securities that may be offered or issued in connection with any stock split, stock dividend, similar transaction or pursuant to anti-dilution provisions of any of the subject securities. (c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock on November 3, 2026 as reported on the New York Stock Exchange, which was $13.39 per share. (d) This registration fee table shall be deemed to update the "Registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Registration Statement on Form S-3 (File No. 333-284931) filed with the Securities and Exchange Commission on February 14, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act.